INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2020
INCOME TAXES
Schedule of components of loss before benefit for income taxes

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Domestic	$(110,937)	$(40,947)
Foreign	2,296	2,264
	$(108,641)	$(38,683)

Schedule of components of income tax benefit

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
Current:
Federal	$125	$(7,631)
State	(31)	34
Foreign	1,265	1,860
Total Current	$1,359	$(5,737)
Deferred:
Federal	$(6,850)	$(505)
State	(1,666)	(1,728)
Foreign	(114)	(275)
Total Deferred	$(8,630)	$(2,508)
Total provision for income taxes	$(7,271)	$(8,245)

Schedule of reconciliation of income tax expenses

	For the Fiscal Year Ended
	February 29, 2020	February 28, 2019
U.S. federal tax benefit at statutory rate	$(22,815)	$(8,056)
State tax, net of federal benefit	(1,713)	(1,637)
Foreign rate differential	670	1,110
Tax credit carryforwards	(91)	(73)
Acquisition related adjustment	8	1
Earnings taxed at affiliate	15,961	6,914
Global intangible low-taxed income inclusion	197	563
Release of accrual for uncertain tax positions	(23)	(8,017)
Other	(1,074)	104
Change in valuation allowance	1,609	846
Total benefit for income taxes	$(7,271)	$(8,245)

Schedule of deferred income tax assets and liabilities

	February 29, 2020	February 28, 2019
Deferred tax assets:
Net operating loss carryforwards	$78,738	$48,970
Tax credits	1,575	1,621
Property and equipment	796	518
Other Deferred Tax Asset	4,010	2,045
Accruals & reserves	1,416	1,139
Deferred revenue	2,018	1,534
Total deferred tax assets	88,553	55,827
Deferred tax liabilities:
Intangibles	100,020	54,802
Other Deferred Tax Liability	754	407
Total deferred tax liabilities	100,774	55,209
Valuation allowance:	(22,855)	(16,706)
Net deferred tax assets (liabilities)	$(35,076)	$(16,088)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefit

	February 29, 2020	February 28, 2019
Unrecognized benefit – beginning of period	$1,570	$8,904
Gross increases – current year tax positions	—	—
Gross increases – prior year tax positions	—	—
Gross increases – for acquisitions	—	—
Gross decreases – prior year tax positions	(12)	(7,312)
Gross decreases – prior year tax positions due to statute lapse	(23)	(22)
Unrecognized benefit – end of period	$1,535	$1,570